SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2017
Courseware license [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Teaching course materials [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Franchise agreements [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum [Member] | Student base [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Purchased software [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Franchise agreements [Member]
Finite-Lived Intangible Asset, Useful Life	2 years 6 months
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Student base [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Purchased software [Member]
Finite-Lived Intangible Asset, Useful Life	3 years